Summary of Significant Accounting Policies Intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Intangible Asset Charges [Member]
Intangible asset impairment charges		$ 52
Purchased Technology And Patents [Member] | Intangible Asset Charges [Member]
Intangible asset impairment charges	31
Customer Lists And Relationships [Member] | Intangible Asset Charges [Member]
Intangible asset impairment charges	$ 2	$ 49
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	20 years